Brokerage Commissions and Net Gains (Losses) on Investment Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Net Investment Income [Line Items]
Net gains on investment securities	¥ 19,412	¥ 28,805	¥ 24,894
Dividends income, other	7,771	6,009	4,443
Brokerage commissions and net gains on investment securities	¥ 27,183	¥ 34,814	¥ 29,337